Commitments (Tables)	12 Months Ended
Mar. 31, 2021
Commitments
Schedule of capital commitments

	Company and subsidiaries		Share of joint operations		Group
	2021	2020	2021	2020	2021	2020
	€m	€m	€m	€m	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1]	3,993	3,046	133	103	4,126	3,149

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.